Long-term debt - Schedule of Long-term Debt (Parenthetical) (Detail) - 11.95% $118.4 million, maturing July 27, 2027 [member] - Loan Maturity Date Extension [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Debt, interest rate	11.95%	11.95%
Debt	$ 117.4	$ 117.4
Debt, maturity date	July 27, 2027	July 27, 2027